5. CAPITALIZED PRODUCTION COSTS, ACCOUNTS RECEIVABLES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Capitalized Production Costs Accounts Receivables And Other Current Assets
5. CAPITALIZED PRODUCTION COSTS, ACCOUNTS RECEIVABLES AND OTHER CURRENT ASSETS

Capitalized Production Costs

Capitalized production costs include the unamortized costs of completed motion pictures and digital projects which have been produced by the Company, costs of scripts for projects that have not been developed or produced and costs for projects that are in production. These costs include direct production costs and production overhead and are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the motion picture or web series.

Motion Pictures

For the three months ended March 31, 2017, revenues earned from motion pictures were $532,866 mainly attributable to Max Steel, the motion picture released on October 14, 2016 and international sales of Believe, the motion picture released in December 2013. The Company did not earn any revenues from motion pictures during the three months ended March 31, 2016. The Company amortized capitalized production costs (included as direct costs) in the condensed consolidated statements of operations using the individual film forecast computation method in the amount of $517,303 during the three months ended March 31, 2017, related to Max Steel. Subsequent to the release of the movie, the Company used a discounted cash flow model and determined that the fair value of the capitalized production costs should be impaired by $2,000,000 due to a lower than expected domestic box office performance. As of March 31, 2017, and December 31, 2016, the Company had a balance of $3,760,652, and $4,189,930, respectively recorded as capitalized production costs related to Max Steel.

The Company has purchased scripts, including one from a related party, for other motion picture productions and has capitalized $230,000 and $215,000 in capitalized production costs as of March 31, 2017 and December 31, 2016 associated with these scripts. The Company intends to produce these projects but they were not yet in production as of March 31, 2017.

On November 17, 2015, the Company entered into a quitclaim agreement with a distributor for rights to a script owned by the Company. As part of the agreement the Company will receive $221,223 plus interest and a profit participation if the distributor decides to produce the motion picture within 24 months after the execution of the agreement. If the motion picture is not produced within the 24 months, all rights revert back to the Company. As per the terms of the agreement, the Company is entitled to co-finance the motion picture and the distributor will assist the Company in releasing its completed motion picture. As of March 31, 2017, the Company had not been notified by the distributor that it intends to produce the motion picture.

As of March 31, 2017, and December 31, 2016, respectively, the Company has total capitalized production costs of $3,990,652 and $4,404,930, net of accumulated amortization, tax incentives and impairment charges, recorded on its condensed consolidated balance sheets related to motion pictures.

Digital Productions

During the year ended December 31, 2016, the Company began production of a new digital project showcasing favorite restaurants of NFL players throughout the country. The Company entered into a co-production agreement and is responsible for financing 50% of the project’s budget. Per the terms of the agreement, the Company is entitled to 50% of the profits of the project, net of any distribution fees. During the three months ended March 31, 2017 and 2016, the Company did not earn any revenues related to digital projects.

As of March 31, 2017, and December 31, 2016, respectively, the Company has total capitalized production costs of $251,444 and $249,083, net of accumulated amortization, tax incentives and impairment charges, recorded on its condensed consolidated balance sheet related to the digital project.

The Company has assessed events and changes in circumstances that would indicate that the Company should assess whether the fair value of the productions are less than the unamortized costs capitalized and did not identify indicators of impairment, other than those noted above related to Max Steel.

Accounts Receivables

The Company entered into various agreements with foreign distributors for the licensing rights of our motion picture, Max Steel, in certain international territories. The motion picture was delivered to the distributors and other stipulations, as required by the contracts were met. As of March 31, 2017 and December 31, 2016, the Company had a balance of $1,716,219 and $3,668,646, respectively, in accounts receivable related to the revenues of Max Steel.

The Company’s trade accounts receivable related to its entertainment public relations business are recorded at amounts billed to customers, and presented on the balance sheet, net of the allowance for doubtful accounts. The allowance is determined by various factors, including the age of the receivables, current economic conditions, historical losses and other information management obtains regarding the financial condition of customers. As of March 31, 2017, the Company had a balance of $1,706,644, net of $235,000 of allowance for doubtful accounts of accounts receivable related to the entertainment PR business as of March 31, 2017. (note 4)

Other Current Assets

The Company had a balance of $382,755 and $2,665,781 in other current assets on its condensed consolidated balance sheets as of March 31, 2017 and December 31, 2016, respectively. As of March 31, 2017, these amounts were primarily comprised of prepaid loan interest. As of December 31, 2016, these amounts were primarily comprised of tax incentive receivables, and prepaid loan interest.

Tax Incentives -The Company has access to government programs that are designed to promote film production in the jurisdiction. As of March 31, 2017, and December 31, 2016, respectively, the Company had a balance of $0 and $2,060,883 from these tax incentives. Tax incentives earned with respect to expenditures on qualifying film productions are included as an offset to capitalized production costs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized.

Prepaid Interest – The Company entered into a loan and security agreement to finance the distribution and marketing costs of a motion picture and prepaid interest related to the agreement. As of March 31, 2017, and December 31, 2016, there was a balance of $382,542 and $602,697 of prepaid interest.

Capitalized Production Costs

Capitalized production costs include the unamortized costs of completed motion pictures and digital projects which have been produced by the Company, costs of scripts for projects that have not been developed or produced and costs for projects that are in production. These costs include direct production costs and production overhead and are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the motion picture or web series.

Motion Pictures

For year ended December 31, 2016, revenues earned from motion pictures were $9,367,222 mainly attributable to Max Steel, the motion picture released on October 14, 2016 and international sales of Believe, the motion picture released in December 2013. Revenues from motion pictures for the year ended December 31, 2015 were $101,555 attributable to international sales of Believe. The Company amortized capitalized production costs (included as direct costs) in the consolidated statements of operations using the individual film forecast computation method in the amount of $7,822,550 and $30,000, respectively for the years ended December 31, 2016 and 2015, related to these two motion pictures. As of December 31, 2016 and 2015, the Company had a balance of $4,189,930 and $14,893,329, respectively recorded as capitalized production costs related to our motion picture. As of December 31, 2016,the Company has amortized all of the capitalized production costs related to Believe and 65% of the capitalized production costs related to Max Steel. The Company expects that approximately 85% of the capitalized production costs of Max Steel will be amortized over the next two years.

ASC 926-20-35-12 states that “unamortized film costs shall be tested for impairment whenever events or changes in circumstances indicate that the fair value of the film may be less than its unamortized costs”. Max Steel did not perform as well as expected in the domestic box office. Since the Company determined that Max Steel’s performance in the domestic box office was an indicator that the capitalized production costs may be impaired, it used a discounted cash flow model to help determine the fair value of the capitalized production costs. After careful analysis, the Company recorded an impairment of $2,000,000 since it determined that the fair value of the motion picture was lower than the balance of the capitalized production costs.

The Company has purchased scripts, including one from a related party, for other motion picture productions and has deferred $215,000 and $275,000 in capitalized production costs as of December 31, 2016 and 2015 associated with these scripts. The Company intends to produce these projects but they were not yet in production as of December 31, 2016.

On November 17, 2015, the Company entered into a quitclaim agreement with a distributor for rights to a script owned by the Company. As part of the agreement the Company will receive $221,223 plus interest and a profit participation if the distributor decides to produce the motion picture within 24 months after the execution of the agreement. If the motion picture is not produced within the 24 months, all rights revert back to the Company. As per the terms of the agreement, the Company is entitled to co-finance the motion picture and the distributor will assist the Company in releasing its completed motion picture. The Company recorded $213,300 in direct costs and reduced the capitalized production costs by the same amount during the year ended December 31, 2015 as there is no guarantee the distributor will produce the motion picture. Additionally, during the year ended December 31, 2016, the Company decided that it would not extend its option to produce a script that it had purchased. As a result, the Company recorded $75,000 in direct costs and reduced the capitalized production costs by the same amount during the year ended December 31, 2016. The Company did not have any other development projects abandoned during the years ended December 31, 2016 and 2015.

As of December 31, 2016 and 2015, respectively, the Company has total capitalized production costs of $4,654,013 and $15,168,329, net of accumulated amortization, tax incentives and impairment charges, recorded on its consolidated balance sheets related to motion pictures.

Digital

During the year ended December 31, 2016, the Company began production of a new digital project showcasing favorite restaurants of NFL players throughout the country. The Company entered into a co-production agreement with an unrelated party and is responsible for financing 50% of the project’s budget. Per the terms of the agreement, the Company is entitled to 50% of the profits of the project, net of any distribution fees. The project is still in production, and as such, for the year ended December 31, 2016, revenues earned from digital projects were immaterial. For the year ended December 31, 2015, the Company earned $2,929,518 from the release of the digital web series, South Beach-Fever.. The Company amortized capitalized production costs (included as direct costs) in the consolidated statements of operations using the individual film forecast computation method in the amount of $2,439 and $1,642,120 for the years ended December 31, 2016 and 2015.

In previous years, the Company entered into agreements to hire writers to develop scripts for other digital web series productions. Management evaluated the scripts and based on guidance in ASC 926-20-40-1 impaired $648,525 of capitalized production costs during the year ended December 31, 2015, as the scripts were more than three years old and the Company had not begun production on the projects.

As of December 31, 2016 and 2015, respectively, the Company has total capitalized production costs of $249,083 and $2,439, net of accumulated amortization, tax incentives and impairment charges, recorded on its consolidated balance sheet related to web series.

The Company has assessed events and changes in circumstances that would indicate that the Company should assess whether the fair value of the productions are less than the unamortized costs capitalized and did not identify indicators of impairment, other than those noted above.

Accounts Receivables

The Company entered into various agreements with foreign distributors for the licensing rights of its motion picture, Max Steel, in certain international territories. The motion picture was delivered to the distributors and other stipulations, as required by the contracts were met, and the Company had a balance of $3,668,646 in accounts receivable related to these contracts.

Other Current Assets

The Company had a balance of $2,665,781 and $2,827,131 in other current assets on its consolidated balance sheets as of December 31, 2016 and 2015, respectively. As of December 31, 2016, these amounts were primarily comprised of tax incentive receivables and prepaid loan interest. For the year ended December 31, 2015, the amount was primarily comprised of tax incentive receivables, loan receivable, prepaid expenses and advertising revenue.

Tax Incentives – The Company has access to government programs that are designed to promote film production in the jurisdiction. As of December 31, 2016 and 2015, the Company recorded $2,060,883 and $1,854,066 from these tax incentives. Tax incentives earned with respect to expenditures on qualifying film productions are included as an offset to capitalized production costs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized. During the year ended December 31, 2015, the Company received $131, 807, net of discount and financing fees, related to these incentives. The remaining tax incentives were collected subsequent to December 31, 2016.

Prepaid Interest – The Company entered into a loan and security agreement to finance the distribution and marketing costs of a motion picture and prepaid interest related to the agreement. As of December 31, 2016, there was $602,697 of prepaid interest recorded.

Loan Receivable – During the year ended December 31, 2015, Dolphin Films entered into a Loan and Security agreement, with an existing investor, for $500,000 that was paid, net of interest, in January of 2016.

Prepaid Expenses – As of December 31, 2015, the Company prepaid $62,500 for consulting fees for the first quarter of 2016.

Advertising Revenue Receivable – During the year ended December 31, 2015, the Company released a web series on Hulu. As of December 31, 2015, it recorded $569,772 of advertising receivables related to this project. The receivable was collected in 2016.